ADVANCE TO SELLERS (Tables)	3 Months Ended
Mar. 31, 2020
ADVANCE TO SELLERS
Schedule of advances to sellers

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Advance to sellers	692,714	288,550	134,214
Less: allowance for doubtful accounts/provision for credit losses	—	—	(1,688)
	692,714	288,550	132,526

Summary of movement of allowance for doubtful accounts/provision for credit losses

For the three months
ended March 31,
2020
RMB
(Unaudited)
Beginning balance as of December 31, 2019	—
Cumulative effect of adopting ASU 2016-13	(31,577)
Addition	(65,659)
Write-off	95,548
Ending balance as of March 31, 2020	(1,688)